As filed with the Securities and Exchange Commission on May 17, 2021

File No. 333-106971

File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	38	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS

(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101

(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee

6862 Elm Street, Suite 830

McLean, VA 22101

(Name and Address of Agent for Service)

Copy to:

Paul M. Miller, Esq.

Seward & Kissel LLP

901 K Street, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 37 to The Aegis Funds (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 36 on Form N-1A filed April 28, 2021. This PEA No. 37 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 36 to the Trust’s Registration Statement.